Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of components of provision for income taxes
	2014	2013

Taxes currently payable
Federal	$798,160	$813,409
State	—	406,770
Deferred income taxes	135,886	(31,880)

Income tax expense	$934,046	$1,188,299

Schedule of reconciliation of income tax expense at the statutory rate to actual income tax expense
	2014	2013

Computed at the statutory rate (34%)	$1,328,312	$1,496,661
Increase (decrease) resulting from
Tax exempt interest	(503,089)	(509,850)
State income taxes, net	173,879	264,287
Increase in cash surrender value	(63,235)	(66,246)
Other	(1,821)	3,447

Actual tax expense	$934,046	$1,188,299

Tax expense as a percentage of pre-tax income	23.91%	26.99%

Schedule of tax effects of temporary differences related to deferred taxes shown on the consolidated balance sheets
	2014	2013
Deferred tax assets
Allowance for loan losses	$1,060,419	$1,241,702
Deferred compensation	1,712,570	1,610,547
State net operating loss carryforward	4,749	186,497
Unrealized losses on available-for-sale securities	—	714,497
Other	40,270	840
	2,818,008	3,754,083

Deferred tax liabilities
Unrealized gains on available-for-sale securities	(366,521)	—
Depreciation	(478,427)	(536,706)
Federal Home Loan Bank stock dividends	(152,224)	(152,224)
Prepaid expenses	(79,868)	(90,794)
Mortgage servicing rights	(254,762)	(271,249)
	(1,331,802)	(1,050,973)

Net deferred tax asset	$1,486,206	$2,703,110